Changes in Carrying Amounts of Goodwill (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill Beginning Balance	$ 1,626,482	$ 5,770,245
Goodwill acquired during the year
Impairment charges	(1,626,482)	(3,529,609)
Currency translation adjustments		(614,154)
Goodwill Ending Balance		$ 1,626,482